CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Common stock, par value	$ 0.0001
Common stock, shares authorized (in shares)	100,000,000
Common stock, shares issued (in shares)	4,639,643
Common stock outstanding immediately following the closing of the Business Combination	4,639,643
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Common stock, par value	$ 1.00	$ 1.00
Common stock, shares authorized (in shares)	5,000	5,000
Common stock, shares issued (in shares)	4,978	4,978
Common stock outstanding immediately following the closing of the Business Combination	4,978	4,978